UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss:	$ (5,784,421)	$ (1,582,834)	$ (9,224)		$ (13,373,003)
Changes in operating assets and liabilities:
Accrued expenses	1,492,010	344,204	0		1,479,041
Net cash used in operating activities	(8,252,975)	(405,203)	0		(8,308,210)
Cash flows from investing activities
Net cash used in investing activities	(2,900,722)	0	0		(9,797,400)
Cash Flows from Financing Activities:
Proceeds from issuance of Class A redeemable common stock, gross	20,450,000				133,754
Net cash provided by financing activities	20,450,000	4,304,500	0		28,652,359
Cash and cash equivalents, beginning of period	10,546,749	0	0		0
Cash and cash equivalents, end of period	19,843,052	$ 3,899,297	$ 0	$ 10,546,749	10,546,749
Therapeutics Acquisition Corp.
Cash Flows from Operating Activities
Net loss:	(1,399,040)			(311,513)
Interest earned on marketable securities held in Trust Account	(3,346)			(6,395)
Changes in operating assets and liabilities:
Prepaid expense	17,499			(106,316)
Accounts payable	347,635			5,109
Accrued expenses	642,230			112,579
Net cash used in operating activities	(395,022)			(306,536)
Cash flows from investing activities
Investment of cash into Trust Account				(135,700,000)
Net cash used in investing activities				(135,700,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor in a Private Placement, gross				4,714,000
Proceeds from issuance of Class A redeemable common stock, gross				135,700,000
Proceeds from issuance of Class B Common Stock, gross				25,000
Payment of offering costs				(3,337,908)
Repayment of related party note				(277,687)
Net cash provided by financing activities				137,101,092
Net Change in Cash	(395,022)			1,094,556
Cash and cash equivalents, beginning of period	1,094,556			0
Cash and cash equivalents, end of period	699,534			1,094,556	$ 1,094,556
Supplemental disclosure of noncash activities
Initial classification of Class A common stock subject to possible redemption	127,365,550			127,365,550
Change in value of Class A common stock subject to possible redemption	$ 1,724,520			(325,480)
Deferred underwriting commissions in connection with the initial public offering				$ 4,749,500